Prepaid Expenses and Other Current Assets (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivable	$ 5,000	$ 228,242	$ 1,704,751